CLIPPER FUND A PORTFOLIO OF CLIPPER FUNDS TRUST
CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Clipper Fund (the "Registrant") hereby certifies that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed materially from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated: May 1, 2017

CLIPPER FUNDS TRUST

By: /s/ Ryan M. Charles
Ryan M. Charles, Secretary